Restatement of prior year balances (Tables)	12 Months Ended
Dec. 31, 2024
Restatement Of Prior Year Balances [Abstract]
Disclosure of error corrections and prior period adjustments [Table Text Block]
Statement of Loss and Comprehensive Loss	As stated December 31, 2022	Adjustment	As amended December 31, 2022

Fair value adjustment on option liability	-	(3,811,504)	(3,811,504)
Loss	(2,763,134)	(3,811,504)	(6,574,638)
Other comprehensive gain ("OCI")
Cumulative translation adjustment	602,372	-	602,372
Total comprehensive loss	$(2,160,762)	-	$(5,972,266)
Loss per share-basic and diluted	$(0.09)	$(0.12)	$(0.21)

Statement of Financial Position	As stated December 31, 2022	Adjustment	As amended December 31, 2022
Non-current liabilities
Option Liability	-	3,811,504	3,811,504
Total liabilities	5,573,985	3,811,504	9,385,489
Shareholders' equity
Share capital	25,490,912	-	25,490,912
Reserves	7,797,368	-	7,797,368
Accumulated other comprehensive income	1,033,389	-	1,033,389
Deficit	(24,842,524)	(3,811,504)	(28,654,028)
Total shareholders' equity	9,479,145	-	5,667,641
Total liabilities and shareholders' equity	$15,053,130	-	$15,053,130

Statement of Financial Position	As stated December 31, 2023	Adjustment	As amended December 31, 2023
Non-current assets
Deposits and prepaid expenses - long term	51,192	-	51,192
Sage Ranch	12,333,170	(3,997,091)	8,336,079
Power project acquisition and development costs	7,175,580	-	7,175,580
Total assets	$22,110,851	(3,997,091)	$18,113,760
Shareholders' equity
Share capital	26,410,615	-	26,410,615
Reserves	9,405,117	-	9,405,117
Accumulated other comprehensive income	653,192	-	653,192
Deficit	(27,470,772)	(3,997,091)	(31,467,863)
Total shareholders' equity	8,998,152	(3,997,091)	5,001,061
Total liabilities and shareholders' equity	$22,110,851	-	$18,113,760

Statement of Loss and Comprehensive Loss	Year ended December 31, 2023 as stated	Adjustment	Year ended December 31, 2023 as amended
Accretion of joint venture settlement obligation	-	(185,587)	(185,587)
Loss	(2,628,248)	(185,587)	(2,813,835)
Other comprehensive income (loss)
Cumulative translation adjustment	(380,197)	-	(380,197)
Total comprehensive loss	$(3,008,445)	$(185,587)	$(3,194,032)